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       Supplement dated December 18, 2003 to Prospectus dated May 1, 2003 for
       ENSEMBLE II, ENSEMBLE III AND ENSEMBLE EXEC VARIABLE LIFE INSURANCE
                        ISSUED BY: JPF SEPARATE ACCOUNT A
                 OF JEFFERSON PILOT FINANCIAL INSURANCE COMPANY
                                       and
                ENSEMBLE SL VARIABLE SURVIVORSHIP LIFE INSURANCE
                        ISSUED BY: JPF SEPARATE ACCOUNT C
                 OF JEFFERSON PILOT FINANCIAL INSURANCE COMPANY

This supplement updates certain information contained in the prospectuses and, to the extent inconsistent, it supersedes it. Retain it with your Ensemble II, Ensemble III, Ensemble EXEX or Ensemble SL prospectus for future reference. You may obtain additional copies of the prospectus free of charge, by writing or calling Jefferson Pilot Financial Insurance Company ("JP Financial") at the address or telephone number set forth below.

Effective December 18, 2003, the Ayco Growth Fund was reorganized with and into the Goldman Sachs Capital Growth Fund, a series of Goldman Sachs Variable Insurance Trust. Accordingly, the information contained in the prospectuses is revised as follows.

All references to the Ayco Growth Fund are deleted and replaced with the Goldman Sachs Capital Growth Fund. All references to the Ayco Series Trust are deleted and replaced with the Goldman Sachs Variable Insurance Trust. All references to the Ayco Company, L.P. are deleted and replaced with Goldman Sachs Asset Management, L.P.

Line 19 of the fee table captioned "Individual Portfolio Company Annual Expenses" located on page 12 of the Ensemble III prospectus, on page 11 of the Ensemble II and Ensemble EXEC prospectuses and on page 10 of the Ensemble SL prospectus is amended to reflect the change from Ayco Growth to Goldman Sachs Capital Growth Fund, Management Fees are changed from 0.80% to 0.75%, Other Expenses are changed from 2.87% to 0.85% and Total Operating Expenses are changed from 3.67% to 1.60%.

The entire prospectus for the Ayco Growth Fund which is included with all prospectuses is deleted and replaced with the prospectus for the Goldman Sachs Capital Growth Fund which accompanies this supplement.

                   Jefferson Pilot Financial Insurance Company
                                One Granite Place
                          Concord, New Hampshire 03301
                                 (800) 453-8588

               PLEASE RETAIN THIS SUPPLEMENT AND THE ACCOMPANYING
              PROSPECTUS FOR THE GOLDMAN SACHS CAPITAL GROWTH
                            FUND FOR FUTURE REFERENCE